Segments (Tables)	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Group Segment Disclosures
The following tables summarize the Group's segment disclosures:

	Three Months Ended September 30, 2025
	Insurance	Reinsurance	Other	Total
Gross premiums written	$605.8	$191.7	$—	$797.5
Net premiums written	388.5	115.7	—	504.2
Net premiums earned	456.5	143.3	—	599.8
Losses and loss adjustment expenses	(177.0)	(3.7)	—	(180.7)
Policy acquisition expenses	(137.2)	(42.1)	(87.1)	(266.4)
General and administrative expenses	—	—	(27.2)	(27.2)
Underwriting income	142.3	97.5		125.5
Net investment income				45.9
Net realized and unrealized investment gains				6.2
Net foreign exchange losses				(1.7)
Financing costs				(15.1)
Income before income taxes				160.8
Income tax expense				(30.3)
Net income				$130.5

Losses and loss adjustment expenses incurred - current year	(179.7)	(17.0)		$(196.7)
Losses and loss adjustment expenses incurred - prior accident years	2.7	13.3		16.0
Losses and loss adjustment expenses incurred - total	$(177.0)	$(3.7)		$(180.7)

Underwriting Ratios(1)
Loss ratio - current year	39.4%	11.9%		32.8%
Loss ratio - prior accident years	(0.6%)	(9.3%)		(2.7%)
Loss ratio - total	38.8%	2.6%		30.1%
Policy acquisition expense ratio	30.1%	29.4%		29.9%
Underwriting ratio	68.9%	32.0%		60.0%
The Fidelis Partnership commissions ratio				14.5%
General and administrative expense ratio				4.5%
Combined ratio				79.0%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	Three Months Ended September 30, 2024
	Insurance	Reinsurance	Other	Total
Gross premiums written	$582.5	$159.4	$—	$741.9
Net premiums written	392.8	75.1	—	467.9
Net premiums earned	475.9	158.6	—	634.5
Losses and loss adjustment expenses	(201.7)	(36.1)	—	(237.8)
Policy acquisition expenses	(159.5)	(37.2)	(97.3)	(294.0)
General and administrative expenses	—	—	(22.7)	(22.7)
Underwriting income	114.7	85.3		80.0
Net investment income				52.1
Net realized and unrealized investment losses				(0.5)
Net foreign exchange losses				(4.8)
Financing costs				(8.9)
Income before income taxes				117.9
Income tax expense				(17.3)
Net income				$100.6

Losses and loss adjustment expenses incurred - current year	(198.8)	(49.1)		$(247.9)
Losses and loss adjustment expenses incurred - prior accident years	(2.9)	13.0		10.1
Losses and loss adjustment expenses incurred - total	$(201.7)	$(36.1)		$(237.8)

Underwriting Ratios(1)
Loss ratio - current year	41.8%	31.0%		39.1%
Loss ratio - prior accident years	0.6%	(8.2%)		(1.6%)
Loss ratio - total	42.4%	22.8%		37.5%
Policy acquisition expense ratio	33.5%	23.5%		31.0%
Underwriting ratio	75.9%	46.3%		68.5%
The Fidelis Partnership commissions ratio				15.3%
General and administrative expense ratio				3.6%
Combined ratio				87.4%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	Nine Months Ended September 30, 2025
	Insurance	Reinsurance	Other	Total
Gross premiums written	$2,775.1	$964.3	$—	$3,739.4
Net premiums written	1,743.6	485.9	—	2,229.5
Net premiums earned	1,427.3	313.5	—	1,740.8
Losses and loss adjustment expenses	(750.2)	(156.4)	—	(906.6)
Policy acquisition expenses	(434.3)	(81.9)	(236.1)	(752.3)
General and administrative expenses	—	—	(71.5)	(71.5)
Underwriting income	242.8	75.2		10.4
Net investment income				140.0
Net realized and unrealized investment gains				18.8
Corporate and other expenses				(1.2)
Net foreign exchange losses				(2.2)
Financing costs				(33.1)
Income before income taxes				132.7
Income tax expense				(25.0)
Net income				$107.7

Losses and loss adjustment expenses incurred - current year	(647.0)	(227.2)		$(874.2)
Losses and loss adjustment expenses incurred - prior accident years	(103.2)	70.8		(32.4)
Losses and loss adjustment expenses incurred - total	$(750.2)	$(156.4)		$(906.6)

Underwriting Ratios(1)
Loss ratio - current year	45.4%	72.5%		50.2%
Loss ratio - prior accident years	7.2%	(22.6%)		1.9%
Loss ratio - total	52.6%	49.9%		52.1%
Policy acquisition expense ratio	30.4%	26.1%		29.7%
Underwriting ratio	83.0%	76.0%		81.8%
The Fidelis Partnership commissions ratio				13.6%
General and administrative expense ratio				4.1%
Combined ratio				99.5%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	Nine Months Ended September 30, 2024
	Insurance	Reinsurance	Other	Total
Gross premiums written	$2,616.6	$832.8	$—	$3,449.4
Net premiums written	1,525.4	390.5	—	1,915.9
Net premiums earned	1,359.5	264.1	—	1,623.6
Losses and loss adjustment expenses	(621.4)	(21.4)	—	(642.8)
Policy acquisition expenses	(414.1)	(61.1)	(249.0)	(724.2)
General and administrative expenses	—	—	(70.7)	(70.7)
Underwriting income	324.0	181.6		185.9
Net investment income				139.1
Net realized and unrealized investment losses				(16.5)
Corporate and other expenses				(1.6)
Net foreign exchange losses				(4.9)
Financing costs				(26.1)
Income before income taxes				275.9
Income tax expense				(40.4)
Net income				$235.5

Losses and loss adjustment expenses incurred - current year	(718.1)	(70.4)		$(788.5)
Losses and loss adjustment expenses incurred - prior accident years	96.7	49.0		145.7
Losses and loss adjustment expenses incurred - total	$(621.4)	$(21.4)		$(642.8)

Underwriting Ratios(1)
Loss ratio - current year	52.8%	26.7%		48.6%
Loss ratio - prior accident years	(7.1%)	(18.6%)		(9.0%)
Loss ratio - total	45.7%	8.1%		39.6%
Policy acquisition expense ratio	30.5%	23.1%		29.3%
Underwriting ratio	76.2%	31.2%		68.9%
The Fidelis Partnership commissions ratio				15.3%
General and administrative expense ratio				4.4%
Combined ratio				88.6%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.